Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	May 01, 2009	Nov. 30, 2008 Year	Dec. 31, 2009 Series B Preferred Stock	Aug. 26, 2009 Series B Preferred Stock	Nov. 30, 2008 Series B Preferred Stock	Nov. 14, 2008 Series B Preferred Stock	Jun. 17, 2009 Series B Preferred Stock
Stockholders Equity Note [Line Items]
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, no par value	$ 0
Preferred stock, outstanding	0	0
Common stock, issued				17,250,000
Common Stock, Par Value	$ 1.6667	$ 1.6667		$ 1.6667
Additional shares authorized for repurchase	5,600,000
Average price paid per share for common stock repurchased	$ 49.63	$ 52.33	$ 55.05
Issued shares of Series B Preferred Stock									1,576,000
Proceeds from shares of Series B Preferred Stock and a warrant issued									$ 1,576.0
Payment to repurchase preferred share investment										1,576.0
Repurchase of warrant			87.0				87.0
Series B Preferred Stock, par value								$ 0
Series B Preferred Stock, liquidation preference per share								$ 1,000
Dividend payment terms								Cumulative dividends on the Series B Preferred Stock accrued on the liquidation preference at a rate of 5% per annum for the first five years, and at a rate of 9% per annum thereafter.
Dividends liquidation preference percentage, within next five years								5.00%
Dividends liquidation preference percentage, thereafter								9.00%
Discounted cash flow model for fair value of preferred dividends, assumed market yield								12.00%
Discounted cash flow model for fair value of preferred dividends, assumed effective yield								6.13%
Discounted cash flow model for fair value of preferred dividends, estimated life (years)								5 years
Dividends on the preferred stock and the related accretion of the discount						$ 111.1
Warrant to purchase shares of common stock					3,824,624
Warrant Exercise price					61.81
Warrant term (years)					10 years
Fair value assumption for warrant to purchase common stock, life (years)					10
Fair value assumption for warrant to purchase common stock, dividend yield					2.19%
Fair value assumption for warrant to purchase common stock, stock price volatility					36.06%
Fair value assumption for warrant to purchase common stock, risk free interest rate					3.98%